united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 6/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2015
Shares		Value

	COMMON STOCKS - 98.8%
	APPAREL - 3.4%
11,980	Under Armour, Inc. *	$ 999,611

	BEVERAGES - 4.3%
9,400	Monster Beverage Corp. *	1,259,788

	BIOTECHNOLOGY - 16.7%
2,535	Biogen, Inc. *	1,023,988
5,130	Celgene Corp. *	593,721
9,230	Gilead Sciences, Inc.	1,080,648
4,895	Illumina, Inc. *	1,068,872
2,230	Regeneron Pharmaceuticals, Inc. *	1,137,590
		4,904,819
	CHEMICALS - 2.1%
8,465	Celanese Corp.	608,464

	COMMERCIAL SERVICES - 3.7%
11,585	MasterCard, Inc.	1,082,966

	COMPUTERS - 4.5%
10,535	Apple, Inc.	1,321,352

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
17,140	Legg Mason, Inc.	883,224

	ELECTRONICS - 2.6%
14,695	Sensata Technologies Holding NV *	775,014

	ENVIRONMENTAL CONTROL - 1.7%
3,850	Stericycle, Inc. *	515,553

	FOOD - 3.7%
15,170	Kroger Co.	1,099,977

	HOME FURNISHINGS - 2.4%
6,035	Harman International Industries, Inc.	717,803

	INTERNET - 7.5%
2,010	Amazon.com, Inc. *	872,521
11,860	Facebook, Inc. *	1,017,173
475	Netflix, Inc. *	312,046
		2,201,740
	MEDIA - 7.7%
19,710	Nielsen NV	882,417
11,980	Walt Disney Co.	1,367,397
		2,249,814
	PACKAGING & CONTAINERS - 2.0%
11,560	Sealed Air Corp.	593,953

	PHARMACEUTICALS - 1.5%
1,970	Valeant Pharmaceuticals International, Inc. *	437,635

	REAL ESTATE - 1.4%
11,280	CBRE Group, Inc. *	417,360

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2015
Shares		Value

	COMMON STOCKS - 98.8% (Continued)
	RETAIL - 7.4%
9,400	CVS Health Corp.	$ 985,872
22,125	Starbucks Corp.	1,186,232
		2,172,104
	SEMICONDUCTORS - 6.2%
6,605	ASML Holding NV	687,779
11,585	NXP Semiconductors NV *	1,137,647
		1,825,426
	SOFTWARE - 11.8%
41,755	Activision Blizzard, Inc.	1,010,889
16,835	Akamai Technologies, Inc. *	1,175,420
19,265	Electronic Arts, Inc. *	1,281,123
		3,467,432
	TELECOMMUNICATIONS - 5.2%
13,205	Level 3 Communications, Inc. *	695,507
4,750	Palo Alto Networks, Inc. *	829,825
		1,525,332
	TOTAL COMMON STOCKS (Cost $22,501,224)	29,059,367

	SHORT-TERM INVESTMENTS - 1.4%
415,805	Federated Treasury Obligations Fund, Institutional Class, 0.01% ** (Cost $415,805)	415,805

	TOTAL INVESTMENTS - 100.2% (Cost $22,917,029) (a)	$ 29,475,172
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(60,646)
	TOTAL NET ASSETS - 100.0%	$ 29,414,526

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $22,938,173 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 6,727,963
	Unrealized depreciation	(190,964)
	Net unrealized appreciation	$ 6,536,999

JAG Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded funds purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2015, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 29,059,367	$ -	$ -	$ 29,059,367
Short-Term Investments	415,805	-	-	415,805
Total	$ 29,475,172	$ -	$ -	$ 29,475,172

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 8/25/2015

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/25/2015